Basic and diluted net loss per share - Computation of diluted net loss per ordinary share (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Redeemable Convertible Preferred Stock
Basic and diluted net loss per share
Ordinary shares equivalent excluded from computation of diluted net loss per ordinary share			8,469
Employee Stock Option
Basic and diluted net loss per share
Ordinary shares equivalent excluded from computation of diluted net loss per ordinary share	505	1,071	1,091
Redeemable ordinary shares
Basic and diluted net loss per share
Ordinary shares equivalent excluded from computation of diluted net loss per ordinary share			742
Convertible notes
Basic and diluted net loss per share
Ordinary shares equivalent excluded from computation of diluted net loss per ordinary share	929